Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Managers AMG FQ Global Essentials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG FQ Global Essentials Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG FQ Global Essentials Fund’s (the “Fund”) investment objective is to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.70%, 0.52% and 0.45%, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide a diversified, risk-balanced global market portfolio. The Fund also attempts to balance risk and return by gaining exposure, generally through derivative instruments, to global equities, debt, currency markets, and commodities utilizing a proprietary dynamic asset allocation process. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers organized, located, or doing a substantial amount of business outside the United States, including investments that expose the Fund to such issuers, and the Fund will invest in issuers organized, located, or doing a substantial amount of business in or have investments that expose the Fund to issuers organized, located, or doing a substantial amount of business in a minimum of three countries, including the United States.

Generally, the Fund intends to allocate to the following asset classes:
  Inflation-Protected Securities — Generally through investments in exchange traded funds (“ETFs”) and cash sovereign bonds.
  Sovereign (Foreign Country) Debt — Generally through futures on foreign country debt indices and cash sovereign bonds, which may be used to increase income or hedge against the Fund’s risks related to global equity exposure.
  Global (U.S. and Non-U.S.) Equities — Generally through equity investments and futures on equity country indices although the Fund may also seek to gain targeted exposure to various sectors by investing in ETFs.
  High Yield Bonds — Generally through investments in ETFs and derivatives such as total return swaps, which may be used for diversification purposes.
  Commodities — Generally through investments exposed to companies in the commodities sector and instruments linked to a commodity index or futures contract(s), particularly ETFs and exchange-traded notes (“ETNs”).
  Currency Markets — Generally through the use of derivative instruments such as foreign currency forwards.
Assets are selected by First Quadrant, L.P., (“First Quadrant” or the “Subadvisor”) for inclusion to diversify the portfolio across asset classes. First Quadrant sets investment weights with the objective of balancing risk. Applying this process, the Fund seeks to provide greater capital loss protection during down markets than traditional balanced portfolios, as well as participate in market gains.

In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting debt investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.

First Quadrant’s proprietary, quantitatively based investment process is designed to provide a diversified, risk-balanced global market portfolio. First Quadrant utilizes a risk-based approach and seeks to dynamically rebalance the Fund to achieve an optimal total portfolio risk target. The Fund generally will maintain exposures to developed and emerging markets, small capitalization securities, real estate investment trusts (“REITS”), sovereign debt, inflation protected securities, high yield bonds and commodities (through companies in the commodities sector, instruments linked to a commodity index or futures contract or otherwise). The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments, investments in emerging markets currencies, and direct investments. The Fund typically will use a wide range of derivative instruments and ETFs. The Fund may also invest directly in global equity securities and global fixed-income securities (including debt securities guaranteed by supranational organizations such as the World Bank and the United Nations).

		In addition, the Fund may invest in commodity-linked derivative instruments and investment vehicles that exclusively invest in various commodities or have economic exposure to commodities, such as ETFs that invest in securities of companies in the commodity sector and/or ETNs, including leveraged ETNs, linked to one or more commodity indices through commodity futures contracts.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure. The Fund may be exposed to the following risks directly, by investing in securities, or indirectly through the use of derivatives and ETFs.

Asset Allocation Risk—the Fund’s investments may not be allocated in the best performing asset classes.

Commodities Exposure Risk—exposure to commodities through investments exposed to companies in the commodities sector or commodity futures or otherwise may result in losses for the Fund. Commodity prices, and the value of stocks of companies exposed to commodities, and commodity futures prices, and therefore ETNs exposed to such commodity futures, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances and inflationary trends.

Credit and Counterparty Risk—the issuer of bonds, ETNs or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.

		U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index, the S&P 500 Index, and to a composite index, 60% MSCI World Index and 40% Citigroup World Government Bond Index (“Composite Index”), which more accurately reflects the composition of the Fund’s portfolio. The Composite Index is calculated on both a hedged and unhedged basis, with respect to currency exchange rates, in the accompanying table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		The performance information shown for the Fund’s Institutional Class shares (formerly shares of the Managers Fremont Global Fund’s sole share class, which were reclassified and redesignated as Institutional Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 28, 2009. To obtain updated monthly performance information please visit www.managersinvest.com or call 1.800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index, the S&P 500 Index, and to a composite index, 60% MSCI World Index and 40% Citigroup World Government Bond Index (“Composite Index”), which more accurately reflects the composition of the Fund’s portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	60% MSCI World Index and 40% Citigroup World Government Bond Index (“Composite Index”), which more accurately reflects the composition of the Fund’s portfolio. The Composite Index is calculated on both a hedged and unhedged basis, with respect to currency exchange rates, in the accompanying table.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/13 (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.12% (2nd Quarter 2009) Worst Quarter: -17.72 (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Managers AMG FQ Global Essentials Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%	[1]
1 Year	rr_ExpenseExampleYear01	$ 163
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	926
10 Years	rr_ExpenseExampleYear10	2,030
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Managers AMG FQ Global Essentials Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.18%	[1]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	706
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Managers AMG FQ Global Essentials Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	663
10 Years	rr_ExpenseExampleYear10	$ 1,477
2004	rr_AnnualReturn2004	11.87%
2005	rr_AnnualReturn2005	7.36%
2006	rr_AnnualReturn2006	12.77%
2007	rr_AnnualReturn2007	8.38%
2008	rr_AnnualReturn2008	(36.52%)
2009	rr_AnnualReturn2009	23.34%
2010	rr_AnnualReturn2010	12.09%
2011	rr_AnnualReturn2011	7.94%
2012	rr_AnnualReturn2012	19.86%
2013	rr_AnnualReturn2013	(1.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.72%)
1 Year	rr_AverageAnnualReturnYear01	(1.95%)
5 Years	rr_AverageAnnualReturnYear05	9.94%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Global Essentials Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.95%)
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Global Essentials Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.10%)
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Global Essentials Fund | Composite Index (Hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Managers AMG FQ Global Essentials Fund | Composite Index (Unhedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Managers AMG FQ Global Essentials Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	15.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010

[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.70%, 0.52% and 0.45%, respectively.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.39%, 1.14% and 0.89%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.